UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04060

Exact name of registrant as specified in charter:	Cash Accumulation Trust

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2008

Date of reporting period:	06/30/2008

Item 1.	Schedule of Investments

Cash Accumulation Trust/Liquid Assets Fund

Schedule of Investments

as of June 30, 2008 (Unaudited)

Principal Amount (000)	Description	Value
Certificates of Deposit 16.1%
	American Express Centurion Bank
$35,000	2.45%, 7/9/08	$35,000,000
	Banco Bilbao Vizcaya Argentina SA
23,000	2.60%, 8/22/08	23,000,000
	Banco Santander Totta SA NY
19,000	2.88%, 7/3/08	19,000,184
	BNP Paribas
25,000	2.65%, 9/3/08	25,000,000
82,000	2.65%, 9/8/08	82,000,000
	Branch Banking & Trust Co.
27,000	2.71%, 11/17/08	27,000,000
	Fifth Third Bank
50,000	2.80%, 7/31/08	50,000,000
50,000	2.70%, 8/6/08	50,000,000
	Suntrust Bank
50,000	2.45%, 7/14/08	50,000,000
	US Bank NA
25,000	2.72%, 11/3/08	25,000,000

		386,000,184

Commercial Paper 38.1%
	American Express Credit Corp.
50,000	2.45%, 7/14/08(b)	49,955,764
	Australia & New Zealand Bank Group Ltd., 144A
6,589	2.62%, 8/4/08(b)	6,572,696
	Bank of America Corp.
50,418	2.60%, 8/11/08(b)	50,268,707
11,000	2.565%, 8/13/08(b)	10,966,299
55,000	2.57%, 8/21/08(b)	54,799,754
	Citigroup Funding, Inc.
67,000	2.80%, 8/20/08(b), 144A	66,739,444
45,000	2.73%, 8/28/08(b)	44,802,075
	DNB Norbank ASA, 144A
10,000	2.58%, 8/21/08(b)	9,963,450
1,500	2.23%, 9/5/08(b)	1,492,008
	General Electric Capital Corp.,
50,000	2.50%, 8/4/08(b)	49,881,944
11,000	2.45%, 9/2/08(b)	10,952,838
	ING America Insurance Holdings, Inc.
74,500	2.60%, 9/4/08(b)	74,150,263
	Intesa Funding LLC
49,010	2.82%, 9/26/08(b)	48,675,997
	Kredietbank NA Finance Corp.
22,000	2.52%, 7/14/08(b)	21,979,980
	Long Lane Master Trust IV, 144A
4,000	2.85%, 7/25/08(b)	3,992,400
	National Australia Funding Delaware, 144A
13,007	2.65%, 8/12/08(b)	12,966,787
	Nestle Finance France SA, 144A
12,076	2.75%, 7/21/08(b)	12,057,551
	Nordea North America
29,650	2.71%, 9/29/08(b)	29,449,121
	Old Line Funding LLC, 144A

23,000	2.75%, 7/1/08(b)	23,000,000
19,000	2.52%, 7/9/08(b)	18,989,360
78,000	2.54%, 7/14/08(b)	77,928,456
	Prudential PLC, 144A
22,987	2.73%, 7/15/08(b)	22,962,595
27,000	2.62%, 8/11/08(b)	26,919,586
	Sanpaolo IMI US Financial Co.
10,000	2.94%, 7/25/08(b)	9,980,400
	Stadshypotek Delaware, 144A
1,350	2.85%, 8/12/08(b)	1,345,511
	Swedbank AB
17,500	2.92%, 9/11/08(b)	17,397,800
	Swedbank Mortgage AB
40,000	3.03%, 7/24/08(b)	39,922,567
22,000	2.74%, 8/15/08(b)	21,924,650
	Tulip Funding Corp., 144A
51,000	2.68%, 7/15/08(b)	50,947,150
34,530	2.82%, 7/28/08(b)	34,456,530
	Verizon Communications, Inc., 144A
9,000	2.70%, 7/1/08(b)	9,000,000

		914,441,683

Other Corporate Obligations 28.3%
	Bank of Scotland, MTN, 144A
75,000	2.4381%, 9/5/08(a)	75,000,000
	BMW US Capital LLC, 144A
10,000	2.4513%, 9/4/08(a)	10,000,000
	Caja de Ahorro y Monte de Piedad De Madrid, S.A., 144A
22,000	2.9675%, 8/12/08(a)	22,000,000
	DNB Nor Bank ASA, 144A
50,000	2.4925%, 8/22/08(a)	50,000,000
	Fortis Bank NY, 144A
44,000	2.7875%, 7/18/08(a)	43,999,595
	General Electric Capital Corp., MTN
32,000	2.4819%, 10/24/08(a)	31,995,081
	General Electric Co.
25,000	2.7169%, 12/9/08(a)	24,999,682
	Goldman Sachs Group (The)
25,000	3.00%, 9/26/08, RegS	25,000,000
7,000	2.8913%, 12/22/08, MTN(a)	6,985,509
	HSBC Finance Corp.
38,400	2.47%, 9/6/08(a)	38,400,029
5,000	2.47%, 11/6/08(a)	4,987,567
	Irish Life & Permanent PLC, MTN, 144A
12,000	2.5313%, 8/20/08(a)	11,999,997
	John Deere Capital Corp., MTN
17,000	2.9844%, 9/25/08(a)	16,997,492
	JPMorgan Chase & Co., MTN
45,000	2.4481%, 8/11/08(a)	45,000,000
35,000	2.4494%, 9/2/08(a)	35,000,000
	Kommunalkredit Austria AG, 144A
12,000	2.5112%, 8/22/08(a)	12,000,000
	Merrill Lynch & Co., Inc., MTN
20,000	2.6413%, 8/15/08(a)	20,000,000
45,000	2.6213%, 8/22/08(a)	45,000,000
	Metropolitan Life Insurance Co. of Connecticut
9,000	2.4994%, 7/7/08(a)(c)(d)	9,000,000
	(cost $9,000,000; date purchased 7/9/07)

	Morgan Stanley, MTN
23,000	2.607%, 10/31/08(a)	23,000,387
	Morgan Stanley Dean Witter & Co.
18,000	2.5725%, 8/26/08(a)	18,000,752
	Nordea Bank AB, 144A
16,500	2.4681%, 8/8/08(a)	16,500,070
	Nordea BK Finland NY
2,100	2.4219%, 12/1/08(a)	2,096,192
	Paccar Financial Corp., MTN
20,000	2.4769%, 8/12/08(a)	20,000,050
	Royal Bank Canada, MTN
4,000	2.5094%, 9/9/08(a)	4,000,000
	Skandinaviska Enskilda Banken AB, 144A
42,800	2.5013%, 8/19/08(a)	42,800,021
	US Bank NA
21,600	2.4044%, 12/1/08(a)	21,584,311
	US Bancorp.
4,000	4.40%, 8/15/08	4,007,240

		680,353,975

U.S. Government Agencies 15.8%
	Federal Home Loan Bank
25,000	2.50%, 9/24/08(e)	24,853,611
25,000	2.382%, 2/17/09(a)	25,000,000
35,000	2.14%, 2/19/09(a)	35,000,000
64,000	2.215%, 2/27/09(a)	64,000,000
34,000	2.25%, 3/27/09(a)	34,000,000
30,000	2.25%, 4/1/09, MTN(a)	30,000,000
100,000	2.535%, 7/10/09(a)	100,000,000
	Federal Home Loan Mortgage Corp.
68,282	2.09%, 10/14/08(e)	67,869,748

		380,723,359

Repurchase Agreement 1.6%
	Greenwich Capital Markets, Inc.
38,752	2.60%, dated 6/30/08, due 7/1/08 in the amount of $38,754,799 (cost $38,752,000; the value of the collateral including accrued interest was $39,527,472)(f)	38,752,000

	Total Investments 99.9% (amortized cost $2,400,271,201)(g)	2,400,271,201
	Other assets in excess of liabilities 0.1%	2,604,923

	Net Assets 100.0%	$2,402,876,124

The following annotations have been used in the Portfolio:

MTN–– Medium Term Note.

144A–– Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

(a)	Variable rate instrument. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
(b)	Rate quoted represents yield-to-maturity as of purchase date.
(c)	Indicates a security that has been deemed illiquid.
(d)	Private placement, restricted as to resale and does not have a readily available market. The cost and value of $9,000,000 at June 30, 2008 is 0.4% of net assets.

(e)	Represents zero coupon bond. Rate shown reflects the effective yield at the time of purchase.
(f)	Repurchase agreements are collateralized by United States Treasury or federal agency obligations.
(g)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

Notes to Schedule of Investments (Unaudited)

Securities Valuations: Portfolio securities of the Fund are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the fair value shall be determined in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair value of securities some of the factors influencing the valuation include the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst, media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Repurchase Agreements: In connection with transactions in repurchase agreements with the United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one day, the value of the collateral is marked on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

The Fund may hold illiquid securities which may be restricted as to disposition under securities law (“restricted securities”). Such securities are valued pursuant to the valuation procedures noted above.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cash Accumulation Trust

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date August 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date August 15, 2008

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date August 15, 2008

*	Print the name and title of each signing officer under his or her signature.